UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Laurie D. Neat

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio
January 31, 2017
unaudited
Common stocks 89.01% Energy 8.29%	Shares	Value (000)
BP PLC (ADR)	1,126,423	$40,529
Canadian Natural Resources, Ltd.	4,908,000	148,381
Chevron Corp.	4,130,400	459,920
ConocoPhillips	6,519,500	317,891
Devon Energy Corp.	993,600	45,248
Enbridge Inc.	7,386,638	314,671
EOG Resources, Inc.	1,413,500	143,583
Exxon Mobil Corp.	7,203,500	604,302
Halliburton Co.	317,000	17,933
Inter Pipeline Ltd.	5,144,400	111,566
Occidental Petroleum Corp.	1,344,600	91,123
Royal Dutch Shell PLC, Class A (ADR)	4,123,647	224,285
Royal Dutch Shell PLC, Class B (ADR)	1,785,600	102,618
Schlumberger Ltd.	3,110,000	260,338
Spectra Energy Corp	5,625,500	234,302
Suncor Energy Inc.	11,479,110	356,040
		3,472,730
Materials 3.51%
Agrium Inc.	2,795,000	287,633
Barrick Gold Corp.	1,200,000	22,128
CRH PLC (ADR)	1,089,059	37,594
Dow Chemical Co.	1,831,137	109,191
E.I. du Pont de Nemours and Co.	690,000	52,095
International Flavors & Fragrances Inc.	1,212,349	142,099
Monsanto Co.	2,533,900	274,447
Mosaic Co.	2,400,500	75,304
Nucor Corp.	1,099,600	63,876
Potash Corp. of Saskatchewan Inc.	3,036,800	56,484
Praxair, Inc.	2,933,212	347,410
		1,468,261
Industrials 12.42%
3M Co.	555,800	97,165
Boeing Co.	4,765,900	778,843
Canadian National Railway Co.	912,100	63,409
Caterpillar Inc.	306,000	29,272
CSX Corp.	5,235,493	242,875
Cummins Inc.	983,399	144,570
Eaton Corp. PLC	605,000	42,822
Emerson Electric Co.	2,446,850	143,532
General Dynamics Corp.	1,722,164	311,849
General Electric Co.	19,537,685	580,269
Illinois Tool Works Inc.	2,050,000	260,760
Johnson Controls International PLC	777,000	34,172
Lockheed Martin Corp.	2,478,260	622,861
Norfolk Southern Corp.	4,428,100	520,125
American Mutual Fund — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	243,700	$55,827
Republic Services, Inc.	2,345,100	134,562
Rockwell Automation	617,500	91,384
Rockwell Collins, Inc.	147,000	13,342
Union Pacific Corp.	4,410,264	470,046
United Parcel Service, Inc., Class B	210,000	22,917
United Technologies Corp.	1,876,174	205,760
Waste Management, Inc.	4,765,300	331,188
		5,197,550
Consumer discretionary 6.88%
Carnival Corp., units	5,909,200	327,251
Comcast Corp., Class A	6,201,800	467,740
Hasbro, Inc.	1,948,788	160,795
Home Depot, Inc.	2,991,250	411,536
McDonald’s Corp.	3,404,000	417,228
Newell Brands Inc.	7,024,100	332,451
Omnicom Group Inc.	1,500,000	128,475
Ross Stores, Inc.	757,000	50,045
Scripps Networks Interactive, Inc., Class A	598,000	45,544
Starbucks Corp.	2,109,200	116,470
Time Warner Inc.	2,098,736	203,263
Viacom Inc., Class B	2,190,600	92,312
Walt Disney Co.	200,000	22,130
Whirlpool Corp.	225,000	39,350
Williams-Sonoma, Inc.	1,348,000	64,987
		2,879,577
Consumer staples 7.55%
Coca-Cola Co.	14,157,200	588,515
Colgate-Palmolive Co.	994,200	64,205
Conagra Brands, Inc.	2,528,550	98,841
Costco Wholesale Corp.	1,044,700	171,279
Coty Inc., Class A	245,993	4,723
CVS Health Corp.	3,134,000	246,991
General Mills, Inc.	3,000,000	187,440
Kellogg Co.	1,539,423	111,931
Kimberly-Clark Corp.	2,138,000	258,976
Kraft Heinz Co.	2,292,000	204,653
Kroger Co.	1,450,000	49,242
Lamb Weston Holdings, Inc.	842,850	31,489
Mead Johnson Nutrition Co.	557,000	39,246
Mondelez International, Inc.	3,703,900	164,009
Nestlé SA (ADR)	584,500	42,797
PepsiCo, Inc.	1,235,769	128,248
Procter & Gamble Co.	7,202,078	630,902
Reckitt Benckiser Group PLC (ADR)	1,382,000	23,978
Unilever PLC (ADR)	2,736,300	112,489
		3,159,954
Health care 13.02%
Abbott Laboratories	1,242,000	51,878
AbbVie Inc.	16,814,400	1,027,528
Aetna Inc.	1,175,400	139,414
Amgen Inc.	7,230,172	1,132,823
American Mutual Fund — Page 2 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
AstraZeneca PLC (ADR)	7,741,999	$210,815
Cardinal Health, Inc.	1,055,000	79,083
Danaher Corp.	1,500,000	125,880
Eli Lilly and Co.	1,460,100	112,471
Gilead Sciences, Inc.	3,059,200	221,639
GlaxoSmithKline PLC	3,400,000	65,355
Johnson & Johnson	3,401,800	385,254
McKesson Corp.	196,500	27,343
Medtronic PLC	6,742,000	512,527
Merck & Co., Inc.	4,736,485	293,615
Novartis AG (ADR)	3,014,000	222,795
Pfizer Inc.	9,150,100	290,333
Quest Diagnostics, Inc.	990,000	91,001
Roche Holding AG (ADR)	2,972,000	89,041
Stryker Corp.	1,638,000	202,342
UnitedHealth Group Inc.	1,037,100	168,114
		5,449,251
Financials 11.47%
Aon PLC, Class A	1,852,000	208,720
Bank of Montreal	2,240,882	169,506
Bank of New York Mellon Corp.	3,643,000	162,951
BB&T Corp.	5,100,000	235,569
Berkshire Hathaway Inc., Class B1	300,000	49,242
Capital One Financial Corp.	1,500,000	131,085
Chubb Ltd.	1,814,400	238,575
CME Group Inc., Class A	1,826,000	221,092
Intercontinental Exchange, Inc.	2,714,590	158,424
Invesco Ltd.	4,157,800	120,244
JPMorgan Chase & Co.	6,536,197	553,158
Marsh & McLennan Companies, Inc.	4,406,094	299,703
Moody’s Corp.	138,000	14,306
Old Republic International Corp.	2,200,800	45,777
PNC Financial Services Group, Inc.	1,076,000	129,615
Principal Financial Group, Inc.	3,900,000	222,651
Progressive Corp.	3,195,500	119,640
Prudential Financial, Inc.	1,111,500	116,830
Royal Bank of Canada	2,458,000	176,730
S&P Global Inc.	321,643	38,655
State Street Corp.	2,079,700	158,473
Sun Life Financial Inc.	2,560,700	101,045
Toronto-Dominion Bank	3,604,400	186,600
Toronto-Dominion Bank (CAD denominated)	3,000,000	155,412
U.S. Bancorp	4,400,000	231,660
Wells Fargo & Co.	9,865,800	555,741
		4,801,404
Information technology 11.46%
Accenture PLC, Class A	1,514,000	172,399
Analog Devices, Inc.	4,466,440	334,715
Apple Inc.	4,181,000	507,364
Automatic Data Processing, Inc.	2,138,400	215,957
Cisco Systems, Inc.	6,600,000	202,752
Hewlett Packard Enterprise Co.	1,180,500	26,774
HP Inc.	1,180,500	17,766
American Mutual Fund — Page 3 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Intel Corp.	10,185,000	$375,012
International Business Machines Corp.	1,400,000	244,328
Maxim Integrated Products, Inc.	1,500,000	66,720
Microsoft Corp.	12,444,007	804,505
NetApp, Inc.	2,228,500	85,396
Oracle Corp.	5,012,657	201,058
Paychex, Inc.	1,000,000	60,290
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,925,000	152,232
Texas Instruments Inc.	14,572,894	1,100,836
Visa Inc., Class A	984,100	81,395
Xilinx, Inc.	2,566,200	149,353
		4,798,852
Telecommunication services 5.64%
AT&T Inc.	16,928,000	713,685
BCE Inc.	1,000,000	45,120
TELUS Corp.	4,040,000	134,868
Verizon Communications Inc.	29,946,814	1,467,693
		2,361,366
Utilities 5.24%
American Electric Power Co., Inc.	1,435,000	91,926
CMS Energy Corp.	2,000,000	85,200
Dominion Resources, Inc.	3,135,000	239,138
Duke Energy Corp.	2,847,857	223,671
Exelon Corp.	10,199,885	365,972
PG&E Corp.	5,257,000	325,356
PPL Corp.	2,044,300	71,223
Sempra Energy	6,137,353	628,403
Southern Co.	474,300	23,445
Xcel Energy Inc.	3,365,000	139,042
		2,193,376
Real estate 0.96%
Crown Castle International Corp. REIT	3,502,000	307,581
Simon Property Group, Inc. REIT	90,000	16,539
Ventas, Inc. REIT	821,636	50,670
Weingarten Realty Investors REIT	800,000	28,504
		403,294
Miscellaneous 2.57%
Other common stocks in initial period of acquisition		1,076,679
Total common stocks (cost: $25,904,244,000)		37,262,294
Preferred securities 0.03% Financials 0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,320
Total preferred securities (cost: $10,004,000)		11,320
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.43% Utilities 0.43%	Shares	Value (000)
Dominion Resources, Inc., convertible preferred, Series A, units	1,600,000	$81,200
Exelon Corp., convertible preferred, units	600,000	29,742
NextEra Energy, Inc. 6.123% convertible preferred 2019	1,400,000	70,098
Total convertible stocks (cost: $178,761,000)		181,040
Bonds, notes & other debt instruments 2.24% U.S. Treasury bonds & notes 1.65% U.S. Treasury 1.65%	Principal amount (000)
U.S. Treasury 1.875% 2017	$39,050	39,313
U.S. Treasury 1.00% 2017	60,100	60,210
U.S. Treasury 1.375% 2021	39,665	38,957
U.S. Treasury 1.375% 2021	563,210	552,729
Corporate bonds & notes 0.59% Financials 0.58%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	116,654	120,445
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	115,445	121,362
		241,807
Real estate 0.01%
ERP Operating LP 5.75% 2017	3,866	3,928
Total corporate bonds & notes		245,735
Total bonds, notes & other debt instruments (cost: $932,275,000)		936,944
Short-term securities 7.74%
3M Co. 0.72% due 3/2/2017[2]	31,900	31,883
Apple Inc. 0.66%–0.88% due 2/13/2017–5/18/2017[2]	208,050	207,892
Army and Air Force Exchange Service 0.71% due 2/10/2017[2]	18,000	17,997
CAFCO, LLC 0.77%–1.06% due 3/2/2017–4/4/2017[2]	39,800	39,750
Chariot Funding, LLC 0.68%–1.00% due 2/3/2017–4/3/2017[2]	125,000	124,897
Chevron Corp. 0.70%–0.88% due 2/24/2017–5/26/2017[2]	162,300	162,153
Ciesco LLC 0.94% due 3/13/2017[2]	50,000	49,953
Coca-Cola Co. 0.70%–0.84% due 2/23/2017–4/18/2017[2]	190,200	190,045
Eli Lilly and Co. 0.66% due 2/3/2017[2]	25,000	24,999
Estée Lauder Companies Inc. 0.75% due 2/27/2017–3/3/2017[2]	70,000	69,961
ExxonMobil Corp. 0.63% due 2/22/2017	75,000	74,973
Federal Farm Credit Banks 0.54%–0.55% due 5/3/2017–5/17/2017	114,000	113,823
Federal Home Loan Bank 0.39%–0.57% due 2/1/2017–4/26/2017	941,200	940,678
General Electric Co. 0.59% due 2/1/2017	4,900	4,900
Microsoft Corp. 0.80%–0.83% due 2/21/2017–3/1/2017[2]	149,600	149,540
National Rural Utilities Cooperative Finance Corp. 0.74%–0.77% due 3/10/2017–3/22/2017	65,000	64,942
Paccar Financial Corp. 0.70% due 2/2/2017	14,800	14,799
PepsiCo Inc. 0.63% due 2/13/2017[2]	49,000	48,989
Pfizer Inc. 0.69%–0.90% due 2/13/2017–5/1/2017[2]	160,600	160,450
Private Export Funding Corp. 0.72% due 2/13/2017[2]	50,000	49,988
Qualcomm Inc. 0.80% due 4/5/2017–4/20/2017[2]	80,000	79,886
U.S. Treasury Bills 0.41%–0.62% due 2/2/2017–7/27/2017	429,300	429,001
USAA Capital Corp. 0.64% due 2/7/2017	32,700	32,696
American Mutual Fund — Page 5 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Walt Disney Co. 0.80% due 4/7/2017[2]	$50,000	$49,933
Wells Fargo Bank, N.A. 0.90% due 3/1/2017–3/2/2017	104,100	104,121
Total short-term securities (cost: $3,238,106,000)		3,238,249
Total investment securities 99.45% (cost: $30,263,390,000)		41,629,847
Other assets less liabilities 0.55%		231,349
Net assets 100.00%		$41,861,196
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,458,316,000, which represented 3.48% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Mutual Fund — Page 6 of 8

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2017 (dollars in thousands):
American Mutual Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,472,730	$—	$—	$3,472,730
Materials	1,468,261	—	—	1,468,261
Industrials	5,197,550	—	—	5,197,550
Consumer discretionary	2,879,577	—	—	2,879,577
Consumer staples	3,159,954	—	—	3,159,954
Health care	5,449,251	—	—	5,449,251
Financials	4,801,404	—	—	4,801,404
Information technology	4,798,852	—	—	4,798,852
Telecommunication services	2,361,366	—	—	2,361,366
Utilities	2,193,376	—	—	2,193,376
Real estate	403,294	—	—	403,294
Miscellaneous	1,076,679	—	—	1,076,679
Preferred securities	11,320	—	—	11,320
Convertible stocks	181,040	—	—	181,040
Bonds, notes & other debt instruments	—	936,944	—	936,944
Short-term securities	—	3,238,249	—	3,238,249
Total	$37,454,654	$4,175,193	$—	$41,629,847

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,764,556
Gross unrealized depreciation on investment securities	(308,005)
Net unrealized appreciation on investment securities	11,456,551
Cost of investment securities	30,173,296
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0317O-S54134	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

By _/s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 31, 2017